FT Vest Nasdaq-100 Conservative Buffer ETF - January Annual Fund Operating Expenses - FT Vest Nasdaq-100 Conservative Buffer ETF - January - FT Vest Nasdaq-100 Conservative Buffer ETF - January	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%